Depreciation and amortization (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Depreciation and amortization expense [abstract]
Depreciation of property and equipment	$ 7,287,884	$ 8,223,742	$ 8,897,763
Amortization of rights to use leased real estate	2,018,680	2,033,243	2,043,791
Loss from sale or impairment of property and equipment	703,761	73,425
Amortization of intangible assets	657,996	421,235	907,194
Depreciation of investment properties	302,815	103,716	103,437
Depreciation of other assets	2,087	17,521	2,776
TOTAL	$ 10,973,223	$ 10,872,882	$ 11,954,961